INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets [text block]	INTANGIBLE ASSETS
The following table presents the breakdown of intangible assets at December 31, 2021 and 2022 and respective changes in the year:

	Thousands of U.S. dollars
	Balance at December 31, 2020	Additions	Disposals	Transfers	Translation Differences	Hyperinflation Adjustments	Balance at December 31, 2021
Cost
Development	3,101	551	(94)	(1,216)	(260)	269	2,351
Customer base	243,341	—	(30)	21,534	(17,886)	2,122	249,081
Software	188,117	62,137	(11,249)	1,413	(12,138)	2,726	231,006
Other intangible assets	56,958	—	(1,873)	(21,508)	(3,206)	266	30,637
Work in progress	75	394	(29)	(223)	(6)	—	211
Total cost	491,592	63,082	(13,275)	—	(33,496)	5,383	513,286
Accumulated amortization
Development	(1,335)	(161)	94	—	216	(267)	(1,453)
Customer base	(172,005)	(21,970)	30	(14,315)	11,672	(770)	(197,358)
Software	(140,858)	(36,529)	11,249	44	10,259	(1,445)	(157,280)
Other intangible assets	(45,715)	(1,409)	1,873	14,271	2,045	(266)	(29,201)
Total accumulated amortization	(359,913)	(60,069)	13,246	—	24,192	(2,748)	(385,292)
Impairment	(25,037)	—	—	—	1,929	—	(23,108)
Net intangible assets	106,642	3,013	(29)	—	(7,375)	2,635	104,886

	Thousands of U.S. dollars
	Balance at December 31, 2021	Additions	Disposals (¹)	Transfers	Translation Differences	Hyperinflation Adjustments	Balance at December 31, 2022
Cost
Development	2,351	642	(1,311)	—	(457)	250	1,475
Customer base	249,081	—	—	—	(251)	—	248,830
Software	231,006	14,592	(2,179)	—	5,135	5,750	254,304
Other intangible assets	30,637	—	(14,421)	—	(1,662)	—	14,554
Work in progress	211	—	(213)	—	2	—	—
Total cost	513,286	15,234	(18,124)	—	2,767	6,000	519,163
Accumulated amortization
Development	(1,453)	(14)	1,325	—	390	(248)	—
Customer base	(197,358)	(12,954)	—	—	(325)	—	(210,637)
Software	(157,280)	(36,009)	2,179	—	(2,877)	(3,416)	(197,403)
Other intangible assets	(29,201)	(58)	13,883	—	835	—	(14,541)
Total accumulated amortization	(385,292)	(49,035)	17,387	—	(1,977)	(3,664)	(422,581)
Impairment	(23,108)	(2,879)	—	—	1,347	—	(24,640)
Net intangible assets	104,886	(36,680)	(737)	—	2,137	2,336	71,942

(1)    For December 31, 2022, the higher amount of disposal is mainly composed of the effect coming from the implementation of the new ERP system, in which the assets were considered in the residual value (net of amortization) without modification in the years of useful life of the assets. This effect coming from the implementation of the new ERP system did not impact the income statement and cash flow statement, only balance sheet effect.
“Customer base” represents the fair value, of the intangible assets arising from customer relationships (tacit or explicitly formulated in contracts) with Telefónica Group and with other customers identified in business combination transactions.
In terms of geographic distribution, in 2022 the customer base corresponds to businesses in Brazil (70,634 thousand U.S. dollars), Spain (47,080 thousand U.S. dollars) net of impairment, Mexico (48,646 thousand U.S. dollars), Peru (13,841 thousand U.S. dollars), Colombia (2,098 thousand U.S. dollars), Chile (7,236 thousand U.S. dollars) and Argentina and Uruguay (4,232 thousand U.S. dollars) net of impairment.For December 31, 2022 and 2021 based on Company´s evaluation there are no internal or external factor that could indicate an impairment of Intangible assets